PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
Partly Owned Subsidiary With Material Non-controlling Interests
PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS

28.	PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS

On July 27, 2021, the Company acquired 100% of the equity interests of PST Technology which held 51% equity interests in Shanghai Onway and its subsidiaries (“Shanghai Onway Group”), and Shanghai Onway Group became partly owned subsidiary with material non-controlling interests.

Financial information of Shanghai Onway Group which that has material non-controlling interests is provided below:

Proportion of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2021	2022

Shanghai Onway Group	PRC/Mainland China	49%	49%

	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss) for the year allocated to non-controlling interests:

Shanghai Onway Group	(1,415)	(6,819)	2,327	337

Dividends paid to non-controlling interests:

Shanghai Onway Group	—	4,900	—	—

Accumulated balances of non-controlling interest:

Shanghai Onway Group	119,072	107,353	109,680	15,900

The summarized financial information of the Shanghai Onway Group is provided below. This information is based on amounts before inter-company eliminations.

2020	Shanghai Onway Group
	CNY	US$
Revenue	35,631	5,606
Other (income)/losses	(38,362)	(6,036)
Loss for the year	(2,731)	(430)
Total comprehensive income loss for year	(2,731)	(430)

Current assets	192,437	30,277
Non-current assets	153,073	24,084
Current liabilities	(47,445)	(7,465)
Non-current liabilities	(34,542)	(5,435)

Net cash flows used in operating activities	(44,883)	(7,062)
Net cash flows from investing activities	(5,608)	(882)
Net cash flows used in financing activities	48,688	7,660

Net decrease in cash and cash equivalents	(1,803)	(284)

2021	Shanghai Onway Group
	CNY	US$

Revenue	18,735	2,948
Other (income)/losses	(32,312)	(5,084)
Loss for the year	(13,577)	(2,136)
Total comprehensive income loss for year	(13,577)	(2,136)

Current assets	187,619	29,519
Non-current assets	126,573	19,914
Current liabilities	(40,716)	(6,406)
Non-current liabilities	(40,259)	(6,334)

Net cash flows used in operating activities	(8,758)	(1,378)
Net cash flows from investing activities	(1,509)	(237)
Net cash flows used in financing activities	(3,972)	(625)

Net decrease in cash and cash equivalents	(14,239)	(2,240)

2022	Shanghai Onway Group
	CNY	US$

Revenue	20,306	2,944
Other (income)/losses	(15,504)	(2,248)
Profit for the year	4,802	696
Total comprehensive income loss for year	4,802	696

Current assets	197,468	28,625
Non-current assets	121,961	17,681
Current liabilities	(44,602)	(6,466)
Non-current liabilities	(77,524)	(11,239)

Net cash flows used in operating activities	(6,588)	(956)
Net cash flows from investing activities	157	23
Net cash flows used in financing activities	(7,743)	(1,122)

Net decrease in cash and cash equivalents	(14,174)	(2,055)